Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Loss for the period	$ (22,356)	$ (22,414)	$ (41,678)	$ (39,799)
Items that may be reclassified to statement of loss
Currency translation adjustments	(81)	9,016	(611)	11,602
Total items that may be reclassified to statement of loss	(81)	9,016	(611)	11,602
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	317	46	440	93
Total items that will not be reclassified to statement of loss	317	46	440	93
Other comprehensive (loss) income for the period	236	9,062	(171)	11,695
Total comprehensive loss for the period	(22,120)	(13,352)	(41,849)	(28,104)
Attributable to owners of the parent	$ (22,120)	$ (13,352)	$ (41,849)	$ (28,104)